Accounts Receivable-Related Parties (Narrative) (Details) (USD $)				0 Months Ended			12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 01, 2008 Wexford [Member]	Dec. 31, 2011 Charles E. Davidson [Member]	Sep. 28, 2012 Charles E. Davidson [Member] Maximum [Member]	Dec. 31, 2011 Orange Leaf Holdings, LLC [Member] Other Income (Expense) [Member]	Dec. 31, 2010 Orange Leaf Holdings, LLC [Member] Other Income (Expense) [Member]	Jul. 02, 2008 Everest Operations Management LLC [Member]	Mar. 31, 2012 Everest Operations Management LLC [Member]	Dec. 31, 2012 Everest Operations Management LLC [Member]	Dec. 31, 2011 Everest Operations Management LLC [Member]	Dec. 31, 2010 Everest Operations Management LLC [Member]	Jul. 01, 2008 Everest Operations Management LLC [Member]	Apr. 01, 2010 Windsor Niobrara LLC [Member]
Related Party Transaction [Line Items]
Accounts receivable-related parties	$ 37,062,000	$ 34,848,000	$ 4,731,000
Required notice term				60 days
Required notice period, counterparty				30 days					30 days
Breach of contract, cure period				30 days
Ownership Of Company By Third Party					13.30%	1.00%
Affiliates participation percentage in acquisition of leases															50.00%
Rental income							66,000	20,000
Percentage of proportionate share of acquisition or divestiture consideration payable to affiliates														1.00%
Reimbursement for general and administrative expenses performed for related party under acquisition team agreement										$ 300,000	$ 1,087,000	$ 1,184,000	$ 0